(12) Commitments and Contingencies (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended
	Mar. 31, 2013	Jun. 30, 2013 Camacho Melendez et al v. Commonwealth of Puerto Rico and International Surveillance Services Corporation	Jun. 30, 2013 Scenario, Previously Reported	Sep. 30, 2012 Scenario, Previously Reported	Sep. 30, 2011 Scenario, Previously Reported	Jun. 30, 2013 Scenario, Previously Reported Camacho Melendez et al v. Commonwealth of Puerto Rico and International Surveillance Services Corporation	Jun. 30, 2012 Scenario, Previously Reported LegalMattersEMember
Complaint seeking damages	$210,000	$2,110,000				$2,110,000
Schedule of Loss Contingencies by Contingency			6,000,000
Price per share of warrants issued to settle lawsuit				$ 0.098
Issuance of 6,000,000 and 0 stock warrants, respectively, for settlement of debt							$ 253,046
Total				643,029
Facilities operating leases			626,752
Repayments of Long-term Capital Lease Obligations				535,855	473,029
Other Cost of Services				$ 961,994	$ 650,230